Document And Entity Information	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	ACCO Brands Corporation
Entity Central Index Key	0000712034
Entity Emerging Growth Company	false
Entity File Number	001-08454
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2704017
Entity Address, Address Line One	Four Corporate Drive
Entity Address, City or Town	Lake Zurich
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60047
City Area Code	(847)
Local Phone Number	541-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ACCO
Security Exchange Name	NYSE